Summary of significant accounting policies - Employee benefit (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Continuing operations
Significant Accounting Policies [Line Items]
Total expense for the plans	$ 20,634	$ 31,434	$ 54,882	$ 73,201	$ 54,804
Discontinued operations
Significant Accounting Policies [Line Items]
Total expense for the plans	$ 0	$ 5,600	$ 7,758	$ 22,130	$ 0